Subsequent Events (Details Narrative)								1 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Feb. 28, 2023 USD ($) shares	Jan. 31, 2023 USD ($) $ / shares shares	Jan. 09, 2023 shares	Dec. 20, 2022 USD ($) $ / shares shares	May 16, 2022 USD ($) $ / shares shares	Jan. 20, 2022 USD ($)	Jan. 20, 2022 USD ($)	Jan. 31, 2023 USD ($) $ / shares shares	Feb. 28, 2022 $ / shares shares	Jan. 04, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Jul. 29, 2022
Subsequent Event [Line Items]
Aggregate value of common stock | $											$ 1,620,000	$ 5,245,000		$ 2,513,000
Proceeds from warrant exercises | $											$ 1,558,000
Common shares issued in the exercise of warrants, shares
Warrants exercise price | $ / shares													$ 6.90
Stock Issued During Period, Shares, Issued for Services											436,250
Fair value of common shares issued for services | $											$ 1,309,000	$ 1,683,000	$ 1,744,000	$ 115,000
Options to purchase common stock											245,000		4,415,000
Accrued interest rate percentage															6.00%
Common stock, par value | $ / shares											$ 0.0001		$ 0.0001	$ 0.0001
Maximum [Member]
Subsequent Event [Line Items]
Warrants exercise price | $ / shares											$ 3.00
2022 Stock Incentive Plan [Member]
Subsequent Event [Line Items]
Warrants exercise price | $ / shares													$ 2.00
Options to purchase common stock													4,000,000
Stock option, expiration date													Apr. 01, 2031
Number of options vested													83,333
Senior Convertible Note Holders [Member]
Subsequent Event [Line Items]
Common shares issued in private offerings, shares					518,082
Common Stock [Member]
Subsequent Event [Line Items]
Common shares issued in private offerings, shares											540,002	2,597,500		1,269,250
Aggregate value of common stock | $
Common shares issued in the exercise of warrants, shares											779,000
Warrants exercise price | $ / shares											$ 2.00
Stock Issued During Period, Shares, Issued for Services											436,250	841,500	851,488	57,500
Fair value of common shares issued for services | $
Common Stock [Member] | Senior Convertible Note Holders [Member]
Subsequent Event [Line Items]
Common shares issued in private offerings, shares					203,503
Aggregate value of common stock | $					$ 611,000						1,600,000
Share price | $ / shares					$ 3.00
Warrant [Member]
Subsequent Event [Line Items]
Proceeds from warrant exercises | $											$ 1,600,000
Warrants exercise price | $ / shares											$ 2.00
Number of warrants issued											779,000		5,299,985
Automobile Loan [Member]
Subsequent Event [Line Items]
Face amount | $						$ 49,000	$ 49,000
Loan term						71 months
Increase in outstanding balance additional, percentage						15.54%	15.54%
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares granted									50,000
Exercise price per share | $ / shares									$ 2.00
Expiration period									5 years
Vesting period									12 months
Reverse stock split description										Effective on the date of this prospectus, the Board of Directors and stockholders have approved resolutions authorizing a reverse stock split of the outstanding shares of the Company’s common stock on the basis of 0.6786 shares for every one share of common stock.
Proceeds from warrant exercises | $										$ 114,000
Sale of convertible promissory notes | $	$ 250,000	$ 250,000						$ 250,000
Number of warrants issued	62,500	62,500						62,500
Accrued interest rate percentage		10.00%						10.00%
Subsequent Event [Member] | Qualified Public Offering [Member]
Subsequent Event [Line Items]
Increase in outstanding balance additional, percentage		2.50%						2.50%
Increase in outstanding balance, percentage								10.00%
Subsequent Event [Member] | Director [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services										53,750
Fair value of common shares issued for services | $										$ 211,000
Subsequent Event [Member] | Geoffrey Andersen [Member] | Previously Reported [Member]
Subsequent Event [Line Items]
Discretionary cash bonus, percentage										100.00%
Unvested option shares, percentage										50.00%
Subsequent Event [Member] | Geoffrey Andersen [Member] | Previously Reported [Member] | Maximum [Member]
Subsequent Event [Line Items]
Reimbursement expenses | $										$ 20,000
Subsequent Event [Member] | Geoffrey Andersen [Member] | Revision of Prior Period, Adjustment [Member]
Subsequent Event [Line Items]
Discretionary cash bonus, percentage										150.00%
Unvested option shares, percentage										100.00%
Subsequent Event [Member] | Geoffrey Andersen [Member] | Revision of Prior Period, Adjustment [Member] | Maximum [Member]
Subsequent Event [Line Items]
Reimbursement expenses | $										$ 50,000
Subsequent Event [Member] | Geoffrey Andersen [Member] | Employment Agreement [Member]
Subsequent Event [Line Items]
Annual base salary | $										$ 250,000
Term of agreement										two years
Options to purchase common stock										500,000
Exercise price										3.00
Number of options vested										41,667
Proceeds for sale of equity | $										$ 5,000,000
Base salary | $										$ 325,000
Number of restricted stock units granted										50,000
Subsequent Event [Member] | Geoffrey Andersen [Member] | 2022 Stock Incentive Plan [Member]
Subsequent Event [Line Items]
Stock option, expiration date										Dec. 08, 2027
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Common shares issued in the exercise of warrants, shares										56,750
Conversion price percentage	0.80	0.80
Subsequent Event [Member] | Common Stock [Member] | Qualified Public Offering [Member]
Subsequent Event [Line Items]
Common stock, par value | $ / shares		$ 0.0001						$ 0.0001
Subsequent Event [Member] | Common Stock [Member] | Klausner [Member] | Voting Trust Agreement [Member]
Subsequent Event [Line Items]
Common shares issued in private offerings, shares			50,000
Subsequent Event [Member] | Common Stock [Member] | Senior Convertible Note Holders [Member]
Subsequent Event [Line Items]
Common shares issued in private offerings, shares				314,579
Aggregate value of common stock | $				$ 943,000
Share price | $ / shares				$ 3.00
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Common shares issued in the exercise of warrants, shares										56,750
Warrants exercise price | $ / shares										$ 2.00
Subsequent Event [Member] | Automobile Loan [Member]
Subsequent Event [Line Items]
Face amount | $						$ 49,000	$ 49,000
Loan term							71 months
Increase in outstanding balance additional, percentage						15.54%	15.54%
Principal and interest, payments | $							$ 1,066